As filed with the Securities and Exchange Commission March 9, 2017

File Nos. 033-01212 and 811-04450

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____

Post-Effective Amendment No. 49	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 50	[X]

FRANKLIN TEMPLETON GLOBAL TRUST
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954)527-7500
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 8th day of March 2017.

FRANKLIN TEMPLETON GLOBAL TRUST

(Registrant)

BY:   /s/Lori A. Weber

Lori A. Weber

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Christopher J. Molumphy* Christopher J. Molumphy	President and Chief Executive Officer-Investment Management Dated: March 8, 2017

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: March 8, 2017

Mark Otani* Mark Otani	Chief Financial Officer and Chief Accounting Officer Dated: March 8, 2017

Harris J. Ashton* Harris J. Ashton	Trustee Dated: March 8, 2017

Ann Torre Bates*	Trustee
Ann Torre Bates Mary C. Choksi* Mary C. Choksi	Dated: March 8, 2017 Trustee Dated: March 8, 2017

Edith E. Holiday* Edith E. Holiday	Trustee Dated: March 8, 2017

Gregory E. Johnson* Gregory E. Johnson	Trustee Dated: March 8, 2017

Rupert H. Johnson, Jr.* Rupert H. Johnson, Jr.	Trustee Dated: March 8, 2017

J. Michael Luttig* J. Michael Luttig	Trustee Dated: March 8, 2017

David W. Niemiec* David W. Niemiec	Trustee Dated: March 8, 2017

Larry D. Thompson* Larry D. Thompson	Trustee Dated: March 8, 2017

Constantine D. Tseretopoulos*	Trustee
Constantine D. Tseretopoulos	Dated: March 8, 2017

Robert E. Wade*	Trustee
Robert E. Wade	Dated: March 8, 2017

*By:  /s/ Lori A. Weber

Lori A. Weber, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed herewith)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase